Summary of Significant Accounting Policies - Summary of Potentially Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	51,119,333	51,217,157
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	40,016,067	40,016,067
Series D Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	80	60
Unvested Restricted Stock Units (RSUs)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	100,000	100,000
Stock options issued and outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	6,244,095	6,341,939
Unvested Restricted Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	4,759,091	4,759,091